Derivatives and hedge activities (Details Textuals) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Swap contract
Disclosure of financial assets [line items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	R$ 1,292